RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Accelerated Option Vesting:  In January 2011, we accelerated the vesting of options previously granted to a board member. This amounted to approximately $30,000 in stock based compensation expense.

Warrant Exercise:  On March 11, 2011, a non-management shareholder who owns 5% or more of our outstanding stock exercised 1.5 million warrants for 1.5 million shares of common stock for $120,000.

Refer to Notes 6, 7 and 8 for additional related party disclosure.